SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade receivables	$ 136,274	$ 131,187
Income tax advances	90,528	61,547
Due from shareholders	1,002	4,094
Amounts receivable	$ 227,804	$ 196,828